Derivatives - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Location and Fair Value
Long-term debt	$ (15,088)	$ (9,123)
Derivative Liabilities	4,264	4,712
Derivative Assets	980	9,418
Interest Rate Swaps | Designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	479	1,079
Interest Rate Swaps | Fair Value Hedges | Designated Hedges
Balance Sheet Location and Fair Value
Derivative Liabilities		4,586
Derivative Assets	(135)
Interest Rate Swaps | Fair Value Hedges | Designated Hedges | Non-current financial liabilities
Balance Sheet Location and Fair Value
Non-current financial liabilities	14,953	13,709
Interest Rate Swaps | Fair Value Hedges | Designated Hedges | Long-term debt
Balance Sheet Location and Fair Value
Long-term debt	(15,088)	(9,123)
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	501	4,965
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial liabilities
Balance Sheet Location and Fair Value
Derivative Liabilities	2,037	126
Foreign Currency Forward Contracts | Cash Flow Hedging | Designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	0	3,374
Foreign Currency Forward Contracts | Cash Flow Hedging | Designated Hedges | Current financial liabilities
Balance Sheet Location and Fair Value
Derivative Liabilities	$ 2,362	$ 0